N-2	Sep. 30, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001544206
Amendment Flag	false
Securities Act File Number	814-00995
Document Type	8-K
Entity Registrant Name	Carlyle Secured Lending, Inc.
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	813-4900
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On September 30, 2025, Carlyle Secured Lending, Inc. (the “Company”) entered into an underwriting agreement (the “Underwriting Agreement”) by and among the Company, Carlyle Global Credit Investment Management L.L.C. (the “Adviser”), and Carlyle Global Credit Administration L.L.C. (the “Administrator”), on the one hand, and J.P. Morgan Securities LLC, Barclays Capital Inc., BofA Securities, Inc., Citigroup Global Markets Inc., Deutsche Bank Securities Inc. and Morgan Stanley & Co. LLC, as representatives of the several underwriters named in Schedule I thereto, on the other hand, in connection with the issuance and sale of $300,000,000 aggregate principal amount of the Company’s 5.750% Notes due 2031 (the “Notes” and the issuance and sale of the Notes, the “Offering”). The closing of the Offering is expected to occur on October 7, 2025, subject to customary closing conditions.
The Underwriting Agreement includes customary representations, warranties, and covenants by the Company, the Adviser, and the Administrator. It also provides for customary indemnification by each of the Company, the Adviser, the Administrator, and the underwriters against certain liabilities and customary contribution provisions in respect of those liabilities.
The Offering was made pursuant to the Company’s effective shelf registration statement on Form
N-2
(Registration
No. 333-278993)
previously filed with the Securities and Exchange Commission (the “SEC”), as supplemented by a preliminary prospectus supplement, a pricing term sheet and a final prospectus supplement, each dated September 30, 2025. This Current Report on Form
8-K
shall not constitute an offer to sell or a solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or other jurisdiction.
The foregoing description of the Underwriting Agreement does not purport to be complete and is qualified in its entirety by reference to the full text of the Underwriting Agreement filed as an exhibit hereto and incorporated by reference herein.

Long Term Debt, Title [Text Block]	5.750% Notes due 2031
Long Term Debt, Principal	$ 300,000,000
Long Term Debt, Dividends and Covenants [Text Block]
The Underwriting Agreement includes customary representations, warranties, and covenants by the Company, the Adviser, and the Administrator. It also provides for customary indemnification by each of the Company, the Adviser, the Administrator, and the underwriters against certain liabilities and customary contribution provisions in respect of those liabilities.